PROVISIONS, CONTINGENCIES AND COMMITMENTS - Competition and Antitrust Claims (Details) - Competition and antitrust claims $ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2011 plaintiff	Sep. 30, 2005 USD ($)	Sep. 30, 2000 organization steel_producer	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Number of plaintiffs | organization			2
Number of defendants | steel_producer			3
ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Number of plaintiffs | plaintiff	4
Trade organizations | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought		$ 51
Federal Public Prosecutor of the state of Minas Gerais | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought				$ 55
Spanish competition authority, CNMC | ArcelorMittal Spain Holding and its subsidiaries
Disclosure of other provisions [line items]
Damages sought, percentage of turnover (in percent)				10.00%